STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative)			9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 08, 2020	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares
Preferred stock, shares authorized | shares	16,666,667		16,666,667		16,666,667
Reverse stock split		1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, shares authorized | shares	316,666,667		316,666,667		316,666,667
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issues | shares	133,470,019		153,539,596	127,316,746	133,470,019	114,320,910
Common stock, shares outstanding | shares	133,470,019		153,539,596	127,316,746	133,470,019	114,320,910
Number of shares issued | shares				3,228,000	9,001,460	4,393,333
Number of shares issued, value | $					$ 11,251,829	$ 3,516,500
Payment in kind interest stock issuance (in shares) | shares					14,475
Payment in kind interest stock issuance | $			$ (177,000)	$ 41,979	$ 41,977
Number of shares issued in satisfaction | shares				497,429	497,429	93,333
Number of shares issued in satisfaction , value | $				$ 485,144	$ 485,144	$ 47,168
Offering costs | $				$ 80,134	$ 0	$ 80,134
Number of shares issued for the purchase of certain intangible assets | shares				1,369,863
Number of shares issued for the purchase of certain intangible assets, value | $				$ 2,671,233
Exercise price of warrants | $ / shares	$ 1.63		$ 1.68		$ 1.63	$ 0.73	$ 0.68
Number of shares issued for services | shares				79,051	95,718	4,000,000
Number of shares issued for services, value | $				$ 200,000	$ 236,834	$ 1,500,000
Accrued liabilities | $	$ 941,440				941,440	537,884
Deemed dividend. | $						3,800,000
Number of shares issued, value | $				$ 4,034,935
Value of loan conversion | $					$ 376,356
Shares to be issued for loan conversion | shares					1,003,618
Proceeds from issuing common stock subscribed | $					$ 350,000	35,000
Inducement Expense | $						$ 3,793,406
Number of shares issued | shares					320,000
Content library
Asset impairment charges | $					$ 2,260,799
License content asset
Number of shares issued for services | shares					1,278,771
Number of shares issued for services, value | $					$ 2,260,799
Asset impairment charges | $					$ 2,260,799
EON Media Group
Number of shares issued | shares				2,457,898	2,457,898
Number of shares issued, value | $				$ 6,553,235	$ 6,553,235
Ownership percentage	100.00%			100.00%	100.00%
Common Stock
Conversion of series convertible stock to common stock (in shares) | shares			20,000,000	3,066,700
Number of shares issued, value | $					$ 11,251,825
Payment in kind interest stock issuance (in shares) | shares			69,455	14,475
Payment in kind interest stock issuance | $			$ (7)	$ 3
Debt instrument accrued interest | $					$ 217,905
Value of loan conversion | $				$ 376,356
Shares to be issued for loan conversion | shares				1,003,618	363,176
Interlink Plus, Inc. [Member]
Number of shares issued | shares						5,168,931
Debt to a related party | $						$ 180,000
Legal expenses | $						80,134
Accrued liabilities | $						$ 3,842
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private placement
Number of shares issued | shares	5,773,460
Exercise price of warrants | $ / shares	$ 2.75				$ 2.75
Number of aggregate warrants | shares	6,573,460				6,573,460
Number of shares issued | shares	320,000
Shares issued to related party, value | $	$ 295,181
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Common Stock | Private placement
Number of shares issued | shares	5,253,460
Number of shares issued, value | $	$ 4,663,116
Preferred Stock Class A
Preferred stock, shares authorized | shares	3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, shares issues | shares	0		0	30,667	0	30,667
Preferred stock, shares outstanding | shares	0		0	30,667	0	30,667
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 0.15				$ 0.15	$ 0.15
Preferred stock, number of votes per share | Vote	100				100
Preferred stock, convertible, conversion ratio	100				100
Conversion of series convertible stock to common stock (in shares) | shares					3,066,700
Preferred Stock Class A | Interlink Plus, Inc. [Member]
Number of shares issued | shares						30,667
Preferred Stock Class B
Preferred stock, shares authorized | shares	3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, shares issues | shares	200,000		0	200,000	200,000	200,000
Preferred stock, shares outstanding | shares	200,000		0	200,000	200,000	200,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 1.50		$ 1.50		$ 1.50	$ 1.50
Preferred stock, number of votes per share	100		100		100
Preferred stock, convertible, conversion ratio	100				100
Preferred Stock Class B | Stock Issued For Cash [Member]
Number of shares issued | shares						100,000
Number of shares issued, value | $						$ 4,800,000
Debt instrument, forgiveness | $						1,006,594
Inducement Expense | $						$ 3,793,406
Preferred Stock Class B | Stock Issued For Loan Forgiveness [Member]
Number of shares issued | shares						100,000
Number of shares issued, value | $						$ 4,800,000
Proceeds from issuance of convertible preferred stock | $						1,000,000
Deemed dividend. | $						$ 3,800,000